Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities.
Schedule of lease liabilities

In $000s	Office	Equipment	Total
Balance, December 31, 2022	$2,280	$1,282	$3,562
Recognition of liability	6,498	160	6,658
Lease payments	(485)	(506)	(991)
Accretion – G&A	170	1	171
Accretion – E&E	112	95	207
Balance, December 31, 2023	$8,575	$1,032	$9,607
Recognition of liability	15	13,695	13,710
Lease payments	(1,519)	(7,063)	(8,582)
Derecognition	—	(2,557)	(2,557)
Accretion – G&A	758	1	759
Accretion – E&E	37	559	596
Balance, December 31, 2024	$7,866	$5,667	$13,533

Current lease liabilities	$717	$344	$1,061
Long-term lease liabilities	7,858	688	8,546
Total lease liabilities, December 31, 2023	$8,575	$1,032	$9,607

Current lease liabilities	$1,085	$5,218	$6,303
Long-term lease liabilities	6,781	449	7,230
Total lease liabilities, December 31, 2024	$7,866	$5,667	$13,533